Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 305,780	$ 293,135	$ 150,147
Loss on disposal of property and equipment		$ (1,415)